Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 421,699,481.20
Total Fee Amount	58,236.72
Total Offset Amount	0.00
Net Fee	$ 58,236.72
Offering Table N/A
Offset Table N/A	N/A